NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NORTH CAROLINA
     TRUST 293
              (NORTH CAROLINA TRADITIONAL TRUST 293)

            Estimated Current Return
            First
            Year: 4.95% to 5.15%
            Subsequent
            Years: 5.00% to 5.20%
            as of 11/02/95

            Estimated Long Term Return
            5.04% to 5.34%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds
                  Cusip:
                  6710A2 490 Monthly Payment Option
                  6710A2 508 Quarterly Payment Option
                  6710A2 516 Semi-Annual Payment Option

                  Registered in North Carolina
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--NORTH CAROLINA TRADITIONAL TRUST 293
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 3, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    North Carolina Medical Care Commission, Hospital Revenue           2006 at 102          A+             A
                  Bonds (Gaston Memorial Hospital Project), Series 1995,
                  5.50% Due 2/15/19. (When issued.)
     500,000    North Carolina Medical Care Commission, Hospital Revenue           2003 at 102          AA            Aa
                  Refunding Bonds (Presbyterian Health Services Corp.
                  Project), Series 1993,
                250M-5.50% Due 10/1/14,
                250M-5.50% Due 10/1/20.
     500,000    East Carolina University, Student Services System Revenue          2003 at 102           A             A
                  Bonds, Series 1993 of the Board of Governors of the
                  University of North Carolina, 5.50% Due 5/1/17.
     125,000    City of Asheville, North Carolina, General Obligation Water        2005 at 102          AA-           Aa
                  Bonds, Series 1995, 5.10% Due 6/1/11.
     375,000    City of Charlotte, North Carolina General Obligation Water         2005 at 102          AAA           Aaa
                  and Sewer Bonds, Series 1995A, 5.40% Due 4/1/18.
     500,000    City of Charlotte, North Carolina, Refunding Certificates of       2003 at 100          AAA           Aaa
                  Participation (Convention Facility Project), Series 1993C,
                  5.00% Due 12/1/21. (Original issue discount bonds
                  delivered on or about August 25, 1993 at a price of
                  90.737% of principal amount.)(AMBAC Insured.)
     500,000    City of Fayetteville, North Carolina, Public Works                 2003 at 100          AAA           Aaa
                  Commission Revenue Refunding Bonds, Series 1993, 4.75% Due
                  3/1/14. (Original issue discount bonds delivered on or
                  about November 23, 1993 at a price of 94.037% of principal amount.)(FGIC Insured.)
     500,000    City of Salisbury, North Carolina, General Obligation Water        2005 at 102          AAA           Aaa
                  and Sewer Bonds, Series 1995, 5.30% Due 5/1/12. (When
                  issued.) (FGIC Insured.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    100.62     (4.95%)  5.00%     (4.98%)  5.03%     (5.00%)  5.05%
500-999                 50,000-99,999   4.75          100.46     (4.96)   5.01      (4.99)   5.04      (5.01)   5.06
1,000-2,499           100,000-249,999   4.50          100.20     (4.97)   5.02      (5.00)   5.05      (5.02)   5.07
2,500-4,999           250,000-499,999   4.25           99.94     (4.98)   5.03      (5.02)   5.07      (5.03)   5.08
5,000-9,999           500,000-999,999   3.50           99.16     (5.02)   5.07      (5.05)   5.10      (5.07)   5.12
10,000-24,999     1,000,000- 2,499,999  3.00           98.65     (5.05)   5.10      (5.08)   5.13      (5.10)   5.15
25,000-49,999     2,500,000- 4,999,999  2.50           98.14     (5.07)   5.13      (5.11)   5.16      (5.13)   5.18
50,000 and over    5,000,000 and over   2.00           97.64     (5.10)   5.15      (5.13)   5.18      (5.15)   5.20

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.62          5.04%            5.08%            5.10%
500-999                 50,000-99,999   4.75          100.46          5.05             5.09             5.11
1,000-2,499           100,000-249,999   4.50          100.20          5.07             5.11             5.13
2,500-4,999           250,000-499,999   4.25           99.94          5.09             5.13             5.15
5,000-9,999           500,000-999,999   3.50           99.16          5.16             5.20             5.22
10,000-24,999     1,000,000- 2,499,999  3.00           98.65          5.20             5.24             5.26
25,000-49,999     2,500,000- 4,999,999  2.50           98.14          5.24             5.28             5.30
50,000 and over    5,000,000 and over   2.00           97.64          5.28             5.32             5.34

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .3911(1)                                                               $  5.0300
                                                             --------    $.4191 every month    --------
Quarterly Distribution Plan...........  $   .3911(1)   $   .8436(2)   $  1.2654      $  1.2654      $  1.2654      $  5.0620
Semi-Annual Distribution Plan.........  $   .3911(1)                  $  2.1165(3)                  $  2.5398      $  5.0810
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01397 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.3911 per unit for the 28-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.3911 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01397              Quarterly - $0.01406
                             Semi-Annual - $0.01411
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 21.2 years.
The first bond is scheduled to mature in June, 2011, with the last bond maturity being December, 2021.

-------------------------------------------------------

QUALITY OF PORTFOLIO AS RATED BY
STANDARD & POOR'S, A DIVISION OF THE MCGRAW HILL COMPANIES
OR MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------

Rating                    Percent of Portfolio
Category                  Par Value
--------------------------------------------------------------------
AAA                           54%
AA                            18
A1/A+                         14
A                             14
                             ---
                             100%

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     NATIONAL
     INSURED
     TRUST 307

            Estimated Current Return
            First
            Year: 5.21% to 5.42%
            Subsequent
            Years: 5.22% to 5.43%
            as of 11/02/95

            Estimated Long Term Return
            5.23% to 5.50%
             75,000 units in a
             diversified $7,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6710A4 405 Monthly Payment Option
                  6710A4 413 Quarterly Payment Option
                  6710A4 421 Semi-Annual Payment Option

                  Registered in all states
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NATIONAL INSURED TRUST 307
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 3, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    City of Industry, California, General Obligation Bonds,            2005 at 102          AAA           Aaa
                  Issue of 1995, 5.875% Due 7/1/24. (When issued.)                     3/8
     500,000    County of Madera, California, Certificates of Participation        2005 at 102          AAA           Aaa
                  (Valley Children's Hospital Project), Series 1995, 5.75%
                  Due 3/15/28. (Original issue discount bonds delivered on
                  or about August 2, 1995 at a price of 92.415% of principal amount.)
     750,000    Illinois Health Facilities Authority, Revenue Bonds, Series        2003 at 102          AAA           Aaa
                  1993 (Rush-Presbyterian-St. Luke's Medical Center
                  Obligated Group), 5.50% Due 11/15/25.
     750,000    Woodbury County, Iowa, Health System Revenue Refunding Bonds       2005 at 102          AAA           Aaa
                  (St. Luke's Obligated Group), Series 1995A, 5.55% Due
                  9/1/20. (Original issue discount bonds delivered on or
                  about October 26, 1995 at a price of 94.217% of principal
                  amount.)
     225,000    Massachusetts Health and Educational Facilities Authority,         2005 at 102          AAA           Aaa
                  Revenue Bonds, Berkshire Health Systems Issue, Series D,
                  6.00% Due 10/1/19.
      95,000    Massachusetts Water Resources Authority, General Revenue           2004 at 100          AAA           Aaa
                  Bonds, 1993 Series C, 4.75% Due 12/1/23. (Original issue
                  discount bonds delivered on or about December 2, 1993 at a price of 86.421% of principal amount.)
     750,000    Greenville Public Schools, Counties of Montcalm, Kent and          2004 at 101          AAA           Aaa
                  Ionia, State Of Michigan, 1995 School Building and Site
                  Bonds, 5.75% Due 5/1/24. (Original issue discount bonds
                  delivered on or about March 16, 1995 at a price of 94.602%
                  of principal amount.)(General Obligation Bonds.)
     750,000    Board of Trustees of Oakland University, Michigan, General         2005 at 102          AAA           Aaa
                  Revenue Bonds, Series 1995, 5.75% Due 5/15/26.
     750,000    New York State Housing Finance Agency, Service Contract            2005 at 102          AAA           Aaa
                  Obligation Revenue Bonds, 1995 Series A, 6.375% Due
                  9/15/15.
     750,000    Lehigh County Industrial Development Authority, Pollution          2004 at 102          AAA           Aaa
                  Control Revenue Refunding Bonds, 1994 Series A
                  (Pennsylvania Power & Light Company Project), 5.50% Due
                  2/15/27.
     315,000    Dallas-Fort Worth Regional Airport (Texas), Joint Revenue          2004 at 100          AAA           Aaa
                  Refunding Bonds, Series 1994A, 6.00% Due 11/1/12.
     365,000    Bellevue Convention Center Authority, King County,                 No Optional          AAA           Aaa
                  Washington, Special Obligation Revenue and Refunding                Call
                  Bonds, Series 1994, 0.00% Due 2/1/23. (Original issue
                  discount bonds delivered on or about November 30, 1994 at
                  a price of 12.567% of principal amount.)(General
                  Obligation Bonds.)
     750,000    The City of Seattle, Washington, Municipal Light and Power         2005 at 102          AAA           Aaa
                  Revenue Bonds, 1995, Series A, 5.70% Due 9/1/20.
  ----------
  $7,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    100.50     (5.21%)  5.22%     (5.24%)  5.25%     (5.26%)  5.27%
500-999                 50,000-99,999   4.75          100.35     (5.22)   5.22      (5.25)   5.26      (5.27)   5.27
1,000-2,499           100,000-249,999   4.50          100.08     (5.23)   5.24      (5.26)   5.27      (5.28)   5.29
2,500-4,999           250,000-499,999   4.25           99.82     (5.24)   5.25      (5.28)   5.28      (5.29)   5.30
5,000-9,999           500,000-999,999   3.50           99.05     (5.28)   5.29      (5.32)   5.32      (5.34)   5.34
10,000-24,999     1,000,000- 2,499,999  3.00           98.54     (5.31)   5.32      (5.34)   5.35      (5.36)   5.37
25,000-49,999     2,500,000- 4,999,999  2.50           98.03     (5.34)   5.35      (5.37)   5.38      (5.39)   5.40
50,000 and over    5,000,000 and over   2.00           97.53     (5.37)   5.37      (5.40)   5.41      (5.42)   5.43

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.50          5.23%            5.26%            5.28%
500-999                 50,000-99,999   4.75          100.35          5.24             5.27             5.29
1,000-2,499           100,000-249,999   4.50          100.08          5.26             5.29             5.31
2,500-4,999           250,000-499,999   4.25           99.82          5.28             5.31             5.33
5,000-9,999           500,000-999,999   3.50           99.05          5.34             5.37             5.39
10,000-24,999     1,000,000- 2,499,999  3.00           98.54          5.37             5.40             5.42
25,000-49,999     2,500,000- 4,999,999  2.50           98.03          5.41             5.44             5.46
50,000 and over    5,000,000 and over   2.00           97.53          5.45             5.48             5.50

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.
--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4074(1)                                                               $  5.2414
                                                             --------    $.4365 every month    --------
Quarterly Distribution Plan...........  $   .4074(1)   $   .8784(2)   $  1.3176      $  1.3176      $  1.3176      $  5.2734
Semi-Annual Distribution Plan.........  $   .4074(1)                  $  2.2050(3)                  $  2.6460      $  5.2924
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01455 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.4074 per unit for the 28-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.4074 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01455              Quarterly - $0.01464
                             Semi-Annual - $0.01470
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INCOME
There are 13 Tax-exempt bond issues in this trust; this diversified portfolio yields current income from issuers in 9 states .

-------------------------------------------------------
                         Percent                                      Percent
                        of Total                                     of Total
                          Income                                       Income
-------------------------------------------------------
California                  17.7  %          New York                    11.6  %
Iowa                        10.1             Pennsylvania                10.0
Illinois                    10.0             Texas                        4.6
Massachusetts                4.4             Washington                  10.4
Michigan                    21.2

-------------------------------------------------------
AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 27.1 years.
The first bond is scheduled to mature in November, 2012, with the last bond maturity being March, 2028.

-------------------------------------------------------
BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------
CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------
UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------
* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------
FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
834

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      MASSACHUSETTS
     INSURED
     TRUST 131

            Estimated Current Return
            5.01% to 5.22%
            as of 11/02/95

            Estimated Long Term Return
            5.03% to 5.31%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  670947 522 Monthly Payment Option
                  670947 530 Quarterly Payment Option
                  670947 548 Semi-Annual Payment Option

                  Registered in Massachusetts
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, MASSACHUSETTS INSURED TRUST 131
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 3, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    The Commonwealth of Massachusetts, General Obligation Bonds,       2004 at 102          AAA           Aaa
                  Consolidated Loan of 1994, Series A, 5.00% Due 1/1/14.
     500,000    Massachusetts Health and Educational Facilities Authority,         2005 at 102          AAA           Aaa
                  Revenue Bonds, Newton-Wellesley Hospital Issue, Series E,
                  6.00% Due 7/1/25.
     500,000    Massachusetts Industrial Finance Agency Revenue Bonds,             2005 at 102          AAA           Aaa
                  Babson College Issue, Series 1995A, 5.75% Due 10/1/15.
     500,000    Massachusetts Industrial Finance Agency Revenue Bonds,             2008 at 102          AAA           Aaa
                  Phillips Academy Issue, Series 1993, 5.375% Due 9/1/23.
     500,000    Massachusetts Municipal Wholesale Electric Company, Power          2004 at 102          AAA           Aaa
                  Supply System Revenue Bonds, 1994 Series B, 5.00% Due
                  7/1/17.
     525,000    Massachusetts Water Resources Authority, General Revenue           2004 at 100          AAA           Aaa
                  Bonds, 1993 Series C, 4.75% Due 12/1/23. (Original issue
                  discount bonds delivered on or about December 2, 1993 at a price of 86.421% of principal amount.)
     475,000    Woods Hole (Massachusetts), Martha's Vineyard and Nantucket        2004 at 102          AAA           Aaa
                  Steamship Authority, Steamship Bonds, 1994 Series A,
                  5.125% Due 3/1/12. (General Obligation Bonds.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.54          5.01%            5.04%            5.06%
500-999                 50,000-99,999   4.75          100.38          5.02             5.05             5.07
1,000-2,499           100,000-249,999   4.50          100.11          5.03             5.07             5.08
2,500-4,999           250,000-499,999   4.25           99.85          5.05             5.08             5.10
5,000-9,999           500,000-999,999   3.50           99.08          5.09             5.12             5.14
10,000-24,999     1,000,000- 2,499,999  3.00           98.57          5.11             5.14             5.16
25,000-49,999     2,500,000- 4,999,999  2.50           98.06          5.14             5.17             5.19
50,000 and over    5,000,000 and over   2.00           97.56          5.17             5.20             5.22

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.54          5.03%            5.06%            5.08%
500-999                 50,000-99,999   4.75          100.38          5.04             5.07             5.09
1,000-2,499           100,000-249,999   4.50          100.11          5.06             5.09             5.11
2,500-4,999           250,000-499,999   4.25           99.85          5.08             5.11             5.13
5,000-9,999           500,000-999,999   3.50           99.08          5.14             5.17             5.19
10,000-24,999     1,000,000- 2,499,999  3.00           98.57          5.18             5.21             5.23
25,000-49,999     2,500,000- 4,999,999  2.50           98.06          5.22             5.25             5.27
50,000 and over    5,000,000 and over   2.00           97.56          5.26             5.29             5.31

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .3917(1)                                                               $  5.0393
                                                             --------    $.4197 every month    --------
Quarterly Distribution Plan...........  $   .3917(1)   $   .8448(2)   $  1.2672      $  1.2672      $  1.2672      $  5.0713
Semi-Annual Distribution Plan.........  $   .3917(1)                  $  2.1195(3)                  $  2.5434      $  5.0903
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01399 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.3917 per unit for the 28-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.3917 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01399              Quarterly - $0.01408
                             Semi-Annual - $0.01413
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 23.2 years.
The first bond is scheduled to mature in March, 2012, with the last bond maturity being July, 2025.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.